Accounting Principles - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Nov. 17, 2025 USD ($)	May 03, 2024 USD ($) shares	Nov. 14, 2023 USD ($) $ / shares shares	Nov. 06, 2023 USD ($) shares	Nov. 01, 2023 USD ($) Cell $ / shares shares	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	May 03, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2024 shares	May 28, 2024 shares	May 12, 2024 shares	Mar. 05, 2024 shares	Dec. 31, 2022 USD ($) shares
Disclosure of changes in accounting estimates [line items]
Cash and cash equivalents							$ 136,708		$ 61,533	$ 143,251	$ 136,708					$ 93,216
Deposit									144,800	115,800
Proceeds from sale of ordinary shares				$ 44,900							35,700
Number of shares issued | shares				16,000,000								238	135,980	2,120	204,334
Proportion of ownership interest				22.00%
Decrease (increase) in trade receivables and other current assets									57,000
SIA cash proceeds						$ 140,000
Increase in share capital of Cellectis after deduction of transaction costs									$ 82,800	82,800
Conversion ratio description									1 share to 1.06
Fair value measurement of derivative			$ 48,400
Initial fair value amount		$ 57,000					42,700	$ 57,000			42,700
Gain (loss) on fair value measurement							$ 5,700	$ 14,300
Gain on change in fair value measurement recognized									$ 765	$ 20,009	$ 245
Class A Preferred Shares
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares		10,000,000	10,000,000					10,000,000
Class B Preferred Shares
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares		18,000,000	18,000,000					18,000,000
Class A and B Preferred Shares
Disclosure of changes in accounting estimates [line items]
Share issuance price | $ / shares			$ 5
Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares							71,751,201		72,339,441	72,093,873	71,751,201					45,675,968
Preference shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares									28,000,000	28,000,000
Conversion ratio description			Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
Conversion ratio			1
Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares					$ 80,000
Share issuance price | $ / shares					$ 5
Proportion of ownership interest					22.00%
Percentage of voting equity interest					21.00%
Proceeds from sale of preferred shares			$ 140,000
Astra Zeneca [Member] | Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares					16,000,000
Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Collaboration agreement, upfront payment received	$ 25,000				$ 25,000
Total upfront payments					$ 109,100
Joint Collaboration and Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Initial term for selection of candidate products					5 years
Subsequent Investment Agreement (SIA) [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares		28,000,000						28,000,000
Conversion ratio description		one-for-one basis
Initial fair value amount			48,400		$ 48,400
Subsequent Investment Agreement (SIA) [Member] | "Class A" Convertible Preferred Shares [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued | shares		10,000,000						10,000,000
Initial Investment Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Proceeds from sale of ordinary shares					80,000
Reallocated proceeds from sale of ordinary shares					35,700
Proceeds reallocated to the JRCA					$ 35,728
AZ JRCA, IIA and SIA [Member]
Disclosure of changes in accounting estimates [line items]
Deferred revenue			$ 84,100
Top of Range [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Milestone Payment	253,000
Milestone Payment For 10 Candidate	220,000
Top of Range [member] | Joint Collaboration and Research Agreement [Member] | Astra Zeneca [Member]
Disclosure of changes in accounting estimates [line items]
Number of candidate products for novel cell and gene therapy | Cell					10
Bottom of Range [member] | Joint Collaboration and Research Agreement [Member]
Disclosure of changes in accounting estimates [line items]
Milestone Payment	80,000
Milestone Payment For 10 Candidate	$ 70,000